Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities Noncurrent [Abstract]
Other Long-Term Liabilities

17.OTHER LONG-TERM LIABILITIES

Other long-term liabilities consisted of the following:

	December 31, 2020	December 31, 2019
Non-current lease liabilities	142	152
Contingent consideration on business combinations	123	—
Deferred consideration	20	—
Other long-term employee benefits	97	81
Long-term liability related to public funding	42	47
Provision for restructuring	—	1
Others	64	49
Total	488	330

Lease liabilities are further described in Note 11.

The Company reported deferred and contingent consideration related to business acquisitions totalling $143 million as at December 31, 2020, which are further described in Note 7.

Other long-term employee benefits are further described in Note 16.

Long-term liability related to public funding corresponded to grants received mainly as part of the Nano2017 program with the French government, which is subject to a financial return and depends on future cumulative sales. Public funding is further described in Note 21.

Other long-term liabilities also include individually insignificant amounts as at December 31, 2020 and December 31, 2019, presented cumulatively in the line “Others”.